Taxes On Income (Schedule Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes On Income [Abstract]
Current	$ (3,382)	$ 2,967	$ 1,944
Deferred	9,883	3,572	(743)
Income tax expense	6,501	6,539	1,201
Domestic (Israel)	335	1,150	5,470
Foreign	$ 6,166	$ 5,389	$ (4,269)